Right-of-use assets and lease debt - Additional Information (Detail) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)
Statement [line items]
Right of use assets	$ 101,976,844	$ 5,112	$ 118,003,223
Lease liabilities	109,327,241
Amendment of IFRS 16 [Member]
Statement [line items]
Adjustment to accrued lease liability	277,680
Related Party [Member]
Statement [line items]
Right of use assets	18,499,851		22,878,245
Lease liabilities	$ 20,016,478		$ 23,805,275